SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)
Xtrackers California Municipal Bond ETF (CA)
Xtrackers Cybersecurity Select Equity ETF (PSWD)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)
Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)
Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers International Real Estate ETF (HAUZ)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)
Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
Xtrackers MSCI EAFE Selection Equity ETF (EASG)
Xtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)
Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)
Xtrackers MSCI Europe Hedged Equity ETF (DBEU)
Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)
Xtrackers MSCI Japan Hedged Equity ETF (DBJP)
Xtrackers MSCI Kokusai Equity ETF (KOKU)
Xtrackers MSCI USA Climate Action Equity ETF (USCA)
Xtrackers MSCI USA Selection Equity ETF (USSG)
Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)
Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)
Xtrackers RREEF Global Natural Resources ETF (NRES)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)
Xtrackers Russell US Multifactor ETF (DEUS)
Xtrackers S&P 500 Carbon Budget ETF (CBGT)
Xtrackers S&P 500 Growth Scored & Screened ETF (SNPG)
Xtrackers S&P 500 Scored & Screened ETF (SNPE)
Xtrackers S&P 500 Value Scored & Screened ETF (SNPV)
Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)
Xtrackers S&P MidCap 400 Scored & Screened ETF (MIDE)
Xtrackers Semiconductor Select Equity ETF (CHPS)
Xtrackers Short Duration High Yield Bond ETF (SHYL)
Xtrackers US 0-1 Year Treasury ETF (TRSY)
Xtrackers US Green Infrastructure Select Equity ETF (UPGR)
Xtrackers US National Critical Technologies ETF (CRTC)
Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)
Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The following information replaces similar disclosure in the “PART II: APPENDIX II-A – BOARD MEMBERS AND OFFICERS” section of the Statement of Additional Information for each fund.
Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(4) (1975) President and Chief Executive Officer, since May 14, 2025
Director, DWS; Chief Administrative Officer Investment Division Americas, of DWS
Investment Management Americas, Inc. and Manager (since 2023) and Chief Oper-
ating Officer of the Advisor (2016–present). Formerly: Chief Operating Offiicer of DBX
ETF Trust (2024-2025); President and Chief Executive Officer, DBX ETF Trust (2016-
May 8, 2024); Programmes (Head 2021-2023), of DWS Investment Management
Americas, Inc.; Chief Operating Officer in the Americas for the Traditional Asset
Classes Department (2014–2020); Global Chief Operating Officer for Equities Tech-
nology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief
Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-
2013).

Diane Kenneally(5) (1966) Trea- surer, Chief Financial Officer and Controller, 2019-present
Director, DWS; Fund Administration Treasurer’s Office (Head since 2024), of DWS
Investment Management Americas, Inc.; Chief Financial Officer and Treasurer for DWS
US registered investment companies advised by DWS Investment Management
Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe
Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018);
and Co-Head of DWS Treasurer’s Office (2018-2024).

May 14, 2025
SAISTKR25-07

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Frank Gecsedi(4) (1967) Chief Compliance Officer, 2010-present
Director, DWS; AFC Compliance US (Senior Team Lead), of DWS Investment Manage-
ment Americas, Inc.; Compliance Department (2016-present), Vice President in the
Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-
2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance
Officer of DWS Distributors, Inc. (2019-2022); Vice President in Deutsche Bank’s Global
Markets Legal, Risk and Capital Division (2010-2012).

John Millette(5) (1962) Secre- tary, 2020-present
Director, DWS; Legal (Associate General Counsel), DWS US Retail Legal (2003-
present), of DWS Investment Management Americas, Inc.; Vice President and
Secretary of DWS US registered investment companies advised by DWS Investment
Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment
Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust
Company (2016-present); Vice President, DBX Advisors LLC (2021-present); Secretary,
The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment
Management Americas Inc. (2015-2017); and Assistant Secretary of DBX ETF Trust
(2019-2020).

Caroline Pearson (5) (1962) Assistant Secretary, 2020- present
Managing Director, DWS; Legal (Regional Head of Legal, Americas), DWS US Retail
Legal, of DWS Investment Management Americas, Inc. (since 2024); Chief Legal
Officer of DWS US registered investment companies advised by DWS Investment
Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC
(2019-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly:
Secretary, Deutsche AM Distributors, Inc. (2002-2017); Secretary, Deutsche AM
Service Company (2010-2017); Chief Legal Officer, DBX Strategic Advisors LLC (2020-
2021); and Legal (Senior Team Lead) DWS (2020-2024).

Yvonne Wong(5) (1960) Assis- tant Treasurer, 2023- present
Vice President, DWS; Fund Administration (Senior Analyst), of DWS Investment
Management Americas, Inc.; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since
December 1, 2023).

Jeffrey Berry(5) (1959) Assistant Treasurer, 2019- present	Director, DWS; Fund Administration (Senior Specialist), of DWS Investment Manage- ment Americas, Inc.
Sheila Cadogan(5) (1966) Assistant Treasurer, 2019- present
Director, DWS; Fund Administration Treasurer’s Office, Head of Accounting and Vendor
Oversight (since 2024), of DWS Investment Management Americas, Inc.; Assistant
Treasurer for DWS US registered investment companies advised by DWS Investment
Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust
Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Formerly: Co-Head of DWS Treasurer’s Office (2018-2024).

Christina A. Morse(6) (1964) Assistant Secretary, 2017- present
Senior Vice President, Director Regulatory Administration at BNY Mellon Asset
Servicing (2023-present); Vice President at BNY Mellon Asset Servicing (2014-2023);
Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).

Christian Rijs(4) (1980) Anti-Money Laundering Compliance Officer, 2021 - present
Director, DWS; Senior Team Lead Anti-Financial Crime and Compliance, of DWS Invest-
ment Management Americas, Inc.; AML Officer, DWS Trust Company (since
November 2, 2021); AML Officer, DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since October 6, 2021); AML Officer,
The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (since November 12, 2021); formerly: DWS UK & Ireland
Head of Anti-Financial Crime and MLRO.

May 14, 2025
SAISTKR25-07

Name, Year of Birth, Position with the Trust and Length of Time Served(3)	Business Experience and Directorships During the Past 5 Years
Rich Kircher(4) (1962) Deputy Anti-Money Laundering Compliance Officer, since August 13, 2024
Director, DWS; Senior Team Lead Anti-Financial Crime and Compliance, of DWS Invest-
ment Management Americas, Inc.; Deputy AML Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since
July 26, 2024); Deputy AML Officer, DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since September 20, 2024);
Deputy AML Officer, DWS Distributors, Inc. (since November 13, 2024); formerly: BSA
& Sanctions Compliance Officer for Putnam Investments.

(1)
The length of time served is represented by the year in which the Board Member joined the Board.
(2)
As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
(3)
The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(4)
Address: 875 Third Avenue, New York, New York 10022.
(5)
Address: 100 Summer Street, Boston, MA 02110.
(6)
Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.
Certain officers hold similar positions for other investment companies for which DBX or an affiliate serves as the Advisor.
Please Retain This Supplement for Future Reference
May 14, 2025
SAISTKR25-07